Intangible assets and goodwill - Summary of Pre-tax Discount Rates Attributable to Significant Cash-Generating Units (Details)	Dec. 31, 2021	Dec. 31, 2020
Iberia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.00%	9.00%
Great Britain
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.00%	9.00%
Germany
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.00%	9.00%